UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash	¥ 39,930	$ 5,495	¥ 45,185
Restricted cash	914	126	1,271
Short-term investments	64,014	8,809	68,378
Accounts receivable, net	443,105	60,973	475,992
Prepayments and other current assets	¥ 115,849	$ 15,940	108,354
Amounts due from related party			¥ 253
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Total current assets	¥ 663,812	$ 91,343	¥ 699,433
Non-current assets:
Property and equipment, net	11,869	1,633	14,635
Right-of-use assets, net	8,048	1,107	6,217
Intangible assets, net	69,248	9,529	82,818
Goodwill	65,481	9,010	65,481
Deferred tax assets	24,607	3,386	21,968
Other non-current assets	138,209	19,018	141,384
Total non-current assets	317,462	43,683	332,503
Total assets	981,274	135,026	1,031,936
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB446,146 and RMB420,067 (US$57,803) as of December 31, 2023 and June 30,2024, respectively):
Accounts payable	249,280	34,302	254,099
Accrued expenses and other current liabilities	61,972	8,528	108,132
Short-term debts	104,195	14,338	92,653
Short-term lease liabilities	3,942	542	3,906
Amounts due to related party	2,430	334
Total current liabilities	421,819	58,044	458,790
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB68,140 and RMB 84,344 (US$11,605) as of December 31, 2023 and June 30,2024, respectively):
Long-term debt	6,147	846	7,533
Long-term lease liabilities	3,433	472	1,434
Deferred tax liabilities	2,467	339	4,689
Other non-current liabilities	72,554	9,984	54,212
Total non-current liabilities	84,601	11,641	67,868
Total liabilities	506,420	69,685	526,658
Commitments and contingencies
Shareholders' equity:
Ordinary shares	46	6	43
Additional paid-in capital	1,899,380	261,363	1,885,142
Statutory reserve	14,994	2,063
Accumulated deficit	(1,444,059)	(198,709)	(1,376,530)
Accumulated other comprehensive loss	(616)	(85)	(2,466)
Total Quhuo Limited shareholders' equity	469,745	64,638	506,189
Non-controlling interests	5,109	703	(911)
Total shareholders' equity	474,854	65,341	505,278
Total liabilities and shareholders' equity	¥ 981,274	$ 135,026	¥ 1,031,936